                            JPMORGAN TAX AWARE FUNDS

                     JPMORGAN TAX AWARE LARGE CAP VALUE FUND
                                 (SELECT SHARES)

                        Supplement dated August 6, 2004
                      to the Prospectus dated March 1, 2004


         Under THE FUND'S PAST PERFORMANCE section, the last two sentences of the first paragraph and the table are hereby deleted and replaced with the following:

         The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, a broad-based securities market index, and the Lipper Large Cap Value Index, a broad-based index.

   AVERAGE ANNUAL TOTAL RETURN (%)
   SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*

                                                                       PAST 1 YEAR    PAST 5 YEARS       PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------
   SELECT CLASS SHARES
   Return Before Taxes                                                       26.22           (1.64)               7.79
   Return After Taxes on Distributions                                       25.91           (3.09)               N/A1
   Return After Taxes on Distributions and Sale of Fund Sales                17.37           (2.02)               N/A1

   RUSSELL 1000(R) VALUE INDEX^
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                       30.03            3.56               11.87

   LIPPER LARGE CAP VALUE INDEX^
   (REFLECTS NO DEDUCTION FOR TAXES)                                         28.00            1.20               10.05

* On 1/1/97, the Fund received the assets of a common trust fund which had been maintained by a predecessor of JPMorgan Chase Bank. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

1 After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

^ Investors cannot invest directly in an index.
















                                                                 SUP-TALCV-804